Fair Value of Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
U.S. Private Placement - Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	$ 177.6	[1]	$ 305.8	[1]
Fair value	187.7		329.5
Medium-term Notes
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	99.9	[1]	99.8	[1]
Fair value	100.5		99.4
Notes Long Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	0	[1],[2]	107.6	[1],[2]
Fair value	0	[2]	108.9	[2]
Other Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	1.6	[1]	49.7	[1]
Fair value	1.6		49.7
Total Long-term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	279.1	[1]	562.9	[1]
Fair value	289.8		587.5
Overdrafts and Other Short-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	65.6	[1]	60.3	[1]
Fair value	65.6		60.3
Short-Term Portion of Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	167.2	[1],[3]	9.5	[1],[3]
Fair value	172.6	[3]	9.5	[3]
Short-Term Portion of Long-Term Debt | U.S. Private Placement - Long-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	125.0
Notes Short-Term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	106.6	[1],[2]
Fair value	107.6	[2]
Total Short-term Debt
Carrying Amounts and Fair Values of Financial Instruments [Line Items]
Carrying value	339.4	[1]	69.8	[1]
Fair value	$ 345.8		$ 69.8

[1]	Debt as reported in balance sheet.
[2]	Notes issued as part of the equity units offering were remarketed in April 2012, final maturity in April 2014 (for further information see Notes 12 and 13).
[3]	$125 million carrying value of U.S. private placement note changed from long-term to short-term debt in the fourth quarter 2013.